Related Party Transactions (Detail)	3 Months Ended	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2018 USD ($) vessel	Dec. 31, 2017 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2016
Equity-accounted joint ventures | Management fees and other | LNG Carriers
Related Party Transaction [Line Items]
Revenue from related parties		$ 15,400,000	$ 6,500,000
Equity-accounted joint ventures | Ship Management | LNG Carriers
Related Party Transaction [Line Items]
Revenue from related parties		39,800,000
Teekay Offshore
Related Party Transaction [Line Items]
Advances to related parties	$ 102,800,000	83,100,000	102,800,000
Advances to related parties, current	37,200,000	59,300,000	$ 37,200,000
Revenue from related parties	17,800,000	$ 21,000,000
Teekay Offshore | Shuttle Tankers
Related Party Transaction [Line Items]
Number of vessels | vessel		2
Teekay Offshore | FSO
Related Party Transaction [Line Items]
Number of vessels | vessel		3
Teekay Offshore | Technical Services
Related Party Transaction [Line Items]
Expenses	800,000	$ 25,700,000
Teekay Offshore | Time-Charter Hire Expense
Related Party Transaction [Line Items]
Expenses	$ 14,300,000	$ 56,300,000
Resolute Investments, Ltd.
Related Party Transaction [Line Items]
Ownership percentage of Resolute outstanding common stock	31.90%	31.80%	31.90%		37.10%
Revolving Credit Facilities
Related Party Transaction [Line Items]
Credit facility, maximum borrowing capacity		$ 900,000,000
Revolving Credit Facilities | Teekay Offshore
Related Party Transaction [Line Items]
Credit facility, maximum borrowing capacity				$ 125,000,000.0
Revolving Credit Facilities | Teekay Parent [Member] | Teekay Offshore
Related Party Transaction [Line Items]
Credit facility, maximum borrowing capacity				25,000,000.0
Revolving Credit Facilities | Teekay Offshore
Related Party Transaction [Line Items]
Credit facility, maximum borrowing capacity				$ 100,000,000.0
Teekay Parent | Revolving Credit Facilities | Teekay Offshore
Related Party Transaction [Line Items]
Advanced line of credit		$ 25,000,000